Fair Value (Fair Value Option Election) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term Debt, Fair Value	$ 0	$ (830)
Fair Value Option Election, Unpaid Principal Balance [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages Held-for-sale, Fair Value Disclosure	2,416	3,766
Consumer mortgage finance receivables and loans, net	0	2,436
Fair Value Option Election, Unpaid Principal Balance [Member] | Mortgage Loans Held For Sale, Net [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status	47	54
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due	36	53
Fair Value Option Election, Unpaid Principal Balance [Member] | Consumer Mortgage Finance Receivables And Loans, Net [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status	0	506
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due	0	362
Fair Value Option Election, Unpaid Principal Balance [Member] | On-Balance Sheet Securitization Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term Debt, Fair Value	0	(2,559)
Fair Value Option Election, Unpaid Principal Balance [Member] | Loan repurchase liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Other Liabilities, Fair Value Disclosure	0	(57)
Fair Value Option Election, Fair Value [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages Held-for-sale, Fair Value Disclosure	2,490	3,919
Consumer mortgage finance receivables and loans, net	0	835
Fair Value Option Election, Fair Value [Member] | Mortgage Loans Held For Sale, Net [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status	25	27
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due	19	27
Fair Value Option Election, Fair Value [Member] | Consumer Mortgage Finance Receivables And Loans, Net [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status	0	209
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due	0	163
Fair Value Option Election, Fair Value [Member] | On-Balance Sheet Securitization Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term Debt, Fair Value	0	(830)
Fair Value Option Election, Fair Value [Member] | Loan repurchase liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Other Liabilities, Fair Value Disclosure	$ 0	$ (29)